UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22561

                             SkyBridge G II Fund, LLC

(Exact name of registrant as specified in charter)

527 Madison Avenue-4th Floor

                                  New York, NY 10022

(Address of principal executive offices) (Zip code)

Marie Noble

SkyBridge Capital II, LLC

527 Madison Avenue-4th Floor

                                      New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 485-3100

Date of fiscal year end:   March 31

Date of reporting period:   September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

(b)	Not applicable

SkyBridge G II Fund, LLC

Semi-Annual Report

September 30, 2021

(Unaudited)

Important Notice to Shareholders

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Company’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on www.skybridge.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by contacting the Company at 1-855-631-5474.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by contacting the Company at 1-855-631-5474.

SkyBridge G II Fund, LLC

SkyBridge G II Fund, LLC

Consolidated Statement of Assets and Liabilities

September 30, 2021 (Unaudited)

Assets

Investments in Investment Funds, at fair value (cost $48,504,679)	$59,551,057
Investments in securities, at fair value (cost $1,952,389)	1,944,760
Cash	363,367
Receivable for redemptions from Investment Funds	12,299,987
Investments in Investment Funds paid in advance	2,585,000
Interest receivable	4,738
Other assets	91,873

Total assets	76,840,782

Liabilities

Redemptions payable	7,626,033
Loan payable	2,100,000
Redemption from Investment Fund received in advance	700,000
Professional fees payable	110,516
Management fee payable	52,328
Directors’ fees payable	10,700
Interest payable	1,924
Accounts payable and other accrued expenses	42,935

Total liabilities	10,644,436

Commitments and contingencies (see Note 3)	–

Shareholders’ Capital (60,016.340 Shares Outstanding)	$66,196,346

Net asset value per share	$1,102.97

Composition of Shareholders’ Capital

Paid-in capital	$69,130,237
Distributable earnings (loss)	(2,933,891)

Shareholders’ Capital	$66,196,346

See accompanying notes to consolidated financial statements.

SkyBridge G II Fund, LLC

Consolidated Schedule of Investments

September 30, 2021 (Unaudited)

	First Acquisition Date	Cost	Fair Value	% of Shareholders’ Capital

Investments in Investment Funds - ‡

Directional Equity

Armistice Capital Offshore Fund Ltd. - b	11/01/2020	$3,350,000	$3,944,886	5.96%
Coatue Offshore Fund Ltd - b,d	01/01/2021	1,850,000	1,917,391	2.90
Harvest Claro, LLC - c	04/01/2021	454,996	470,872	0.71
Redmile Capital Offshore Fund, Ltd. - a,b	11/01/2020	2,595,000	2,214,247	3.34
Sand Grove Opportunities Fund Ltd - a,b	03/01/2021	2,269,000	2,487,631	3.76
Soma Offshore Ltd - a,b	04/01/2021	822,000	719,348	1.09
Whale Rock Flagship Fund Ltd - b	11/01/2020	2,700,000	2,552,384	3.85

Total Directional Equity		14,040,996	14,306,759	21.61

Directional Macro
Galaxy Institutional Ethereum Fund, LP Class B - f,g	07/01/2021	1,169,000	1,544,660	2.33
NYDIG Institutional Bitcoin Fund LP - e,f	12/11/2020	5,238,197	9,092,787	13.74

Total Directional Macro		6,407,197	10,637,447	16.07

Event Driven
Axonic Credit Opportunities Fund L.P. - b	01/01/2014	2,142,966	2,137,919	3.23
Axonic Credit Opportunities Overseas Fund, Ltd. - b	01/01/2016	439,736	548,358	0.83
Medalist Partners Harvest SPV Ltd - c	04/01/2021	1,433,973	856,136	1.29
Mudrick Distressed Opportunity Fund, L.P. - a,b	09/01/2019	625,000	699,871	1.06
Seer Capital Partners Fund L.P. - c	01/01/2014	842,816	1,034,314	1.56
Seer Capital Partners Offshore Fund Ltd. - c	04/01/2016	744,019	992,407	1.50
Third Point Offshore Fund, Ltd. - b	09/01/2020	6,928,819	9,527,345	14.39

Total Event Driven		13,157,329	15,796,350	23.86

Relative Value
Context Partners Fund, L.P. - b	02/01/2019	1,016,834	1,250,000	1.89
Hildene Opportunities Fund II, L.P. - a,b	04/01/2017	1,687,500	2,499,153	3.78
Hildene Opportunities Offshore Fund II, Ltd. - a,b	10/01/2017	1,068,750	1,459,615	2.20
Linden Investors LP - a,b	01/01/2015	2,840,684	4,357,159	6.58
Metacapital Mortgage Opportunities Fund, L.P. Class B - a,b	01/01/2014	16,320	12,653	0.02
Millennium International, Ltd. - a,b	08/01/2015	309,781	548,575	0.83
Sculptor Overseas Fund II, Ltd. - b	04/01/2021	3,450,000	3,531,698	5.34
Shaolin Capital Partners Onshore Fund, L.P. - b	02/01/2021	1,000,000	977,867	1.48
ShoreBridge Point72 Select, Ltd. - a,b	06/01/2020	3,509,288	4,173,781	6.30

Total Relative Value		14,899,157	18,810,501	28.42

Total Investments in Investment Funds - *		$48,504,679†	$59,551,057	89.96

See accompanying notes to consolidated financial statements.

SkyBridge G II Fund, LLC

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

	First Acquisition Date	Cost	Fair Value	% of Shareholders’ Capital

Investments in Securities
United States
Common Stock
Coinbase Global, Inc.* (2,604 shares)	09/28/2021	$599,987	$592,358	0.90%
Convertible Note
New York Digital Investment Group LLC (4%)	08/19/2021	1,040,000	1,040,000	1.57
Private Equity
Homebrew Ventures I, L.P.*	07/01/2021	312,402	312,402	0.47

Total Investments in Securities		$1,952,389†	$1,944,760	2.94

Other Assets, less Liabilities			4,700,529	7.10

Shareholders’ Capital			$66,196,346	100.00%

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a	As of September 30, 2021, subject to gated redemptions (these are investor-level percentage limitations on redemption).
b	Redemptions permitted quarterly.
c

Illiquid, redeemable only when underlying investment is realized or converted to liquid interest in Investment Fund. The Company held $ 3,353,729 (5.63% of total Investments in Investment Funds) of illiquid investments at September 30, 2021.

d	Subject to a current lock-up on liquidity provisions on a greater than quarterly basis.
e	Redemptions permitted monthly.
f

The Investment Fund is held by SkyBridge G II Sub-Fund I Ltd. (the “Sub-Fund”), a wholly-owned subsidiary of the Company. Investment Funds held by the Sub-Fund represent 17.86% of the total Investments in Investment Funds.

g	Redemptions permitted weekly.
‡	The Company’s Investments in Investment Funds are exempt from registration under the Securities Act of 1933, as amended, and contain restrictions on resale and cannot be sold publicly.
*	All Investments in Investment Funds and certain securities are non-income producing.
†	The cost and unrealized appreciation/(depreciation) of investments as of September 30, 2021, as computed for federal tax purposes, were as follows:

Aggregate cost	$62,087,375

Gross unrealized appreciation	$11,971,656
Gross unrealized depreciation	(12,563,213)

Net unrealized depreciation	$(591,557)

See accompanying notes to consolidated financial statements.

SkyBridge G II Fund, LLC

Consolidated Schedule of Investments (continued)

September 30, 2021 (Unaudited)

Investment Strategy as a Percentage of Total Investments

See accompanying notes to consolidated financial statements.

SkyBridge G II Fund, LLC

Consolidated Statement of Operations

Six Months Ended September 30, 2021 (Unaudited)

Investment income
Interest income	$4,750

Total investment income	4,750

Expenses
Management fee	307,856
Professional fees	122,937
Administration fees	101,467
Underwriting fees	48,000
Risk monitoring fees	38,044
Directors’ fees and expenses	21,250
Interest expense	16,286
Custodian fees	5,485
Filing fees	3,243
Miscellaneous expenses	121,174

Total expenses	785,742

Net investment loss	(780,992)

Net realized gain (loss) and net change in unrealized depreciation on investments in Investment Funds and securities

Net realized gain on sales of investments in Investment Funds	4,034,826
Net realized loss from securities	(9,372)
Net change in unrealized depreciation on investments in Investment Funds	(2,814,467)
Net change in unrealized depreciation on investments in securities	(7,629)

Net realized gain (loss) and net change in unrealized depreciation on investments in Investment Funds and securities	1,203,358

Net increase in Shareholders’ capital from operations	$422,366

See accompanying notes to consolidated financial statements.

SkyBridge G II Fund, LLC

Consolidated Statements of Changes in Shareholders’ Capital

	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations

Net investment loss	$(780,992)	$(1,645,048)
Net realized gain on sales of investments in Investment Funds	4,034,826	4,092,293
Net realized loss from securities	(9,372)	–
Net change in unrealized appreciation/(depreciation) on investments in Investment Funds	(2,814,467)	26,465,192
Net change in unrealized depreciation on investments in securities	(7,629)	–

Net increase in Shareholders’ Capital from operations	422,366	28,912,437

Distributions

Distributions from distributable earnings	–	–
Tax return of capital	–	–

Decrease in Shareholders’ Capital from Distributions to Shareholders	–	–

Shareholders’ Capital Transactions

Capital contributions	–	2,413,946
Reinvestment of distributions	–	–
Capital redemptions	(7,626,033)	(55,860,733)

Decrease in Shareholders’ Capital from Capital Transactions	(7,626,033)	(53,446,787)

Shareholders’ Capital at beginning of period	73,400,013	97,934,363

Shareholders’ Capital at end of period (60,016.340 and 66,930.417 shares outstanding at September 30, 2021 and March 31, 2021, respectively)	$66,196,346	$73,400,013

See accompanying notes to consolidated financial statements.

SkyBridge G II Fund, LLC

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2021 (Unaudited)

Cash flows from operating activities

Net increase in Shareholders’ capital from operations	$422,366
Adjustments to reconcile net increase in shareholders’ capital from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(15,742,996)
Proceeds from disposition of investments in Investment Funds	29,362,702
Purchases of investments in securities	(1,961,761)
Net realized gain on sales of investments in Investment Funds	(4,034,826)
Net realized loss from securities	9,372
Net change in unrealized depreciation on investments in Investment Funds	2,814,467
Net change in unrealized depreciation on investments in securities	7,629
Changes in operating assets and liabilities:
Increase in interest receivable	(4,738)
Increase in other assets	(60,412)
Increase in redemption from Investment Fund received in advance	700,000
Decrease in professional fees payable	(16,512)
Decrease in management fee payable	(6,321)
Increase in directors’ fee payable	105
Increase in interest payable	614
Increase in accounts payable and other accrued expenses	6,027

Net cash provided by operating activities	11,495,716

Cash flows from financing activities

Capital redemptions, net of change in redemptions payable	(9,339,883)
Proceeds from loan payable	16,350,000
Payments for loan payable	(18,350,000)

Net cash used in financing activities	(11,339,883)

Net increase in cash	155,833

Cash at beginning of period	207,534

Cash at end of period	$363,367

Supplemental disclosure of financing activities:

Decrease in redemptions payable	$(1,713,850)

Supplemental disclosure of cash flow information:

Interest paid during the period	$15,672

See accompanying notes to consolidated financial statements.

SkyBridge G II Fund, LLC

Consolidated Financial Highlights

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	March 31,	March 31,	March 31,	March 31,	March 31,
	2021	2021	2020	2019	2018	2017
	(Unaudited)

Net Asset Value per Share, beginning of period:	$1,096.66	$778.49	$1,022.51	$1,028.00	$983.98	$925.14

Income/(loss) from investment operations:

Net investment (loss)*	(11.67)	(18.39)	(15.12)	(15.52)	(15.06)	(14.00)

Net realized and unrealized gain/(loss) from investments	17.98	336.56	(198.60)	44.52	101.30	88.09

Total income/(loss) from investment operations	6.31	318.17	(213.72)	29.00	86.24	74.09

Distributions from net investment income	–	–	(30.30)	(34.49)	(42.22)	(15.25)

Total distributions	–	–	(30.30)	(34.49)	(42.22)	(15.25)

Net Asset Value per Share, end of period:	$1,102.97	$1,096.66	$778.49	$1,022.51	$1,028.00	$983.98

Total return	0.58%(d)	40.87%	(21.60%)	2.89%	8.88%	8.05%

Ratios/Supplemental Data:

Shareholders’ capital, end of period	$66,196,346	$73,400,013	$97,934,363	$118,213,136	$84,953,611	$94,209,402

Portfolio turnover	27.36%	56.75%	30.74%(b)	29.99%	26.29%	41.51%

Ratio of expenses to average Shareholders’ capital**	2.19%(c)	1.95%(a)	1.50%(a)	1.50%(a)	1.50%(a)	1.50%(a)

Ratio of net investment loss to average Shareholders’ capital**	(2.18%)(c)	(1.95%)	(1.49%)	(1.48%)	(1.50%)	(1.50%)

The above ratios and total returns may vary for individual investors based on the timing of capital transactions during the period.

(a)

Effective November 1, 2020, the Adviser no longer waives these fees. The ratio of expenses for previous years includes management fee waiver and administration fee waiver in the amounts of $316,441 and $54,758, respectively, for the year ended March 31, 2021, $319,035 and $100,597 for the year ended March 31, 2020, $111,269 and $55,491 for the year ended March 31, 2019, $249,917 and $44,996 for the year ended March 31, 2018, $242,060 and $59,943, for the year ended March 31, 2017. Had the Company not included the waivers, the ratio of expenses to average Shareholders’ capital would have been 2.39%, 1.84%, 1.65%, 1.83% and 1.76% for each of the above periods, respectively.

(b)	The portfolio turnover excludes ETF transactions, had ETF transactions been included, the portfolio turnover would be 35.98%.

(c)	Annualized .

(d)	Not Annualized.

*	Per share data of net investment loss is computed using the total of monthly income and expense divided by beginning of month shares.

**

The ratios of expenses and net investment loss to average Shareholders’ capital do not include the impact of expenses and incentive allocations or incentive fees related to the underlying Investment Funds or the impact of any placement fees paid by the Shareholder.

See accompanying notes to consolidated financial statements.

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements

September 30, 2021 (Unaudited)

1.	Organization

SkyBridge G II Fund, LLC (the “Company”) was organized as a Delaware limited liability company on May 9, 2011 and commenced operations on January 2, 2014. The Company is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 as amended (the “1933 Act”).

The investment objective of the Company is to achieve capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third-party investment managers (“Investment Managers”) that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leveraged and/or short-sale positions to take advantage of perceived inefficiencies across the global markets, often referred to as “alternative” strategies. Because the Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.

The Company has a Sub-Fund, SkyBridge G II Sub-Fund I Ltd. (the “Sub-Fund”), which was organized as an exempted Cayman Islands limited liability company on December 9, 2020 and is a wholly owned subsidiary of the Company. The Sub-Fund pursues its investment objectives by investing in certain Investment Fund.

Shares of the Company (“Shares”) are sold to eligible investors (referred to as “Shareholders”). The minimum initial investment in the Company from each Shareholder is $25,000; the minimum additional investment is $10,000.

SkyBridge Capital II, LLC (the “Adviser” or “SkyBridge”), a Delaware limited liability company, serves as the Company’s investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company’s assets to various Investment Funds. Under the Company’s governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors (each member a “Director” and collectively, the “Board of Directors”).

2.	Significant Accounting Policies

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The Company and its subsidiary are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies (“ASC 946”). The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

a.     Portfolio Valuation

The Company accounts for its investments in accordance with GAAP, and fair values its investments in accordance with the provisions of the FASB ASC Topic 820 Fair Value Measurements and Disclosures (“ASC 820”), which defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Investments are reflected in the consolidated financial statements at fair value. Fair value is the estimated amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.

The Company has formal valuation procedures approved by the Board of Directors. The Adviser performs its duties under the procedures principally through an internal valuation body, which meets at least monthly. The Valuation Committee, which is under the purview of the Board of Directors, receives valuation reports from the Adviser on a quarterly basis and determines if valuation procedures are operating as expected and the outcomes are reliable.

Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements, offering memoranda and such negotiated “side letter” or similar arrangements as the Adviser may have entered into with the Investment Fund on behalf of the Company. The Company’s investments in the Investment Funds are carried at fair value as determined by the Company’s interest in the net assets of each Investment Fund using net asset value, or its equivalent, (“NAV”) as a practical expedient or as otherwise determined in accordance with the Company’s valuation procedures.

Prior to investing in any Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Investment Fund and will perform ongoing monitoring due diligence. The results of ongoing, post-investment diligence reviews are used to assess the reasonableness of continued reliance on the valuations reported by the Investment Funds. The NAV supplied by Investment Funds are net of management and performance incentive fees or other allocations payable to the Investment Funds’ managers as required by the Investment Funds’ agreements. Each Investment Manager to which the Adviser allocates assets will charge the Company, as an investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 10% to 25% of net profits annually. These management and incentive fees are accounted for in the valuations of the Investment Funds and are neither included in the management fee reflected in the Consolidated Statement of Operations nor in expenses and net investment loss ratios reflected in the Consolidated Financial Highlights.

The Company may invest in Investment Funds that may designate certain investments within those Investment Funds, typically those that are especially illiquid and/or hard to value, as “special situation” (often called “Side-Pocket”) investments with additional redemption limitations. Such a Side-Pocket is, in effect, similar to a private equity fund that requires its investors to remain invested

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

for the duration of the fund and distributes returns on the investment only when liquid assets are generated within the fund, typically through the sale of the fund’s illiquid assets in exchange for cash.

As a general matter, the fair value of the Company’s investment in an Investment Fund represents the amount that the Company can reasonably expect to receive if the Company’s investment was sold at its reported NAV. Determination of fair value involves subjective judgment and amounts ultimately realized may vary from estimated values. The Investment Funds generally provide for periodic redemptions ranging from monthly to semi-annual, subject to various lock-up on liquidity provisions and redemption gates. Investment Funds generally require advance notice of a shareholder’s intent to redeem its interest, and may, depending on the Investment Funds’ governing agreements, deny or delay a redemption request. The Company considers whether a liquidity discount on any Investment Fund should be taken due to redemption restrictions or suspensions by the Investment Fund. No liquidity discount was applied when determining the fair value of the Investment Funds as of September 30, 2021. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

Investments in private operating companies may consist of common stock, preferred stock, and debt of privately owned portfolio companies. The transaction price, excluding transaction costs, is typically the Company’s best estimate of fair value at acquisition. At each subsequent measurement date, the Company reviews the valuation of each investment and records adjustments as necessary to reflect the expected exit value of the investment under current market conditions. Ongoing reviews by the Company’s management are based on an assessment of the type of investment, the stage in the lifecycle of the portfolio company, and trends in the performance and credit profile of each portfolio company as of the measurement date.

b.     Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established to hold and manage certain Investment Funds. As of September 30, 2021, the Company owns 100% of the Sub-Fund. The Company’s investments held in the Sub-Fund, including the results of its operations, has been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

c.     Net Asset Value Determination

The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

Retroactive adjustments to the Company’s net asset value might be made after the valuation date, based on information which becomes available after a previous valuation date, which could impact the net asset value per share at which Shareholders purchase or sell Company Shares. For example, fiscal year-end net asset values of an Investment Fund may be revised as a result of a year-end audit performed by the independent auditors of that Investment Fund. Other adjustments to the Company’s

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

net asset value may also occur from time to time, such as from the misapplication by the Company or its agents of the valuation policies described in the Company’s valuation procedures.

Retroactive adjustments to the Company’s net asset value and Shareholder accounts, which are caused by adjustments to the Investment Funds values or by a misapplication of the Company’s valuation policies, that are able to be made within 90 days of the valuation date(s) to which the adjustment would apply will be made automatically unless determined to be immaterial. Other potential retroactive adjustments, regardless of whether their impact increases or decreases the Company’s net asset value, are evaluated qualitatively and quantitatively by management of the Company in determining if adjustment is to be made. All retroactive adjustments are reported to the Company’s Valuation Committee and reported to affected Shareholders.

The Company follows a policy which permits revisions to the number of Shares purchased or sold by Shareholders due to retroactive adjustments made under the circumstances described above which occur within 90 days of the valuation date. In circumstances where a retroactive adjustment is not made under the circumstances described above, Shares purchased or sold by Shareholders will not be adjusted. As a result, to the extent that the subsequent impact of the event which was not adjusted adversely affects the Company’s net asset value, the outstanding Shares of the Company will be adversely affected by prior repurchases made at a net asset value per Share higher than the adjusted value. Conversely, any increases in net asset value per Share resulting from such subsequent impact will be to the benefit of the holders of the outstanding Shares of the Company and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value per Share lower than the post-impact value. New Shareholders may be affected in a similar way, because the same principles apply to the purchase of Shares.

d.     Income Recognition and Expenses

Interest income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred. Income, expenses and realized and unrealized gains and losses are recorded monthly.

The change in an Investment Fund’s net asset value is included in net change in unrealized appreciation/(depreciation) on investments in Investment Funds on the Consolidated Statement of Operations. The Company accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. For tax purposes, the Company uses the cost recovery method with respect to sales of Investment Funds that are classified as partnerships for U.S. federal tax purposes, and the first-in-first-out method with respect to sales of Investment Funds that are classified as corporations for U.S. federal tax purposes.

The Company bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors.

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

e.     Income Taxes

It is the Company’s intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies (“RICs”) and distribute substantially all of its taxable net investment income and capital gains, if any, to Shareholders each year. While the Company intends to distribute substantially all of its taxable net investment income and capital gains, in the manner necessary to avoid imposition of the 4% excise tax, it is possible that some excise tax will be incurred. In such event, the Company will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements. During the period ended September 30, 2021, the Company did not incur any excise tax.

The Company has analyzed tax positions taken or expected to be taken in the course of preparing the Company’s tax return for all open tax years and has concluded, as of September 30, 2021, no provision for income tax is required in the Company’s consolidated financial statements. The Company’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Company recognizes tax related interest and penalties, if any, as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2021, the Company did not incur any interest or penalties.

The Sub-Fund is a Cayman Islands exempted company and not subject to U.S federal, state and local income tax.

f.     Cash

Cash represents cash in a sweep account. Cash held at financial institutions may exceed the amount insured by the Federal Deposit Insurance Corporation. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

g.     Use of Estimates and Reclassifications

The preparation of consolidated financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ materially.

3.	Fair Value Disclosures

The Company uses the NAV, as a practical expedient, provided by Investment Funds as its measure of fair value of an investment in an Investment Fund when (i) the Company’s investment does not have a readily determinable fair value and (ii) the NAV of the Investment Fund is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the fair

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

value measurement of the Company’s investments have been classified, the Company has assessed factors including, but not limited to, price transparency, the ability to redeem at NAV at the measurement date and the existence or absence of certain redemption restrictions at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Company discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1- Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2- Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3- Inputs that are unobservable.

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on their own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the Company’s assets measured at fair value as of September 30, 2021, by ASC 820 fair value hierarchy levels:

Description	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Measured at Net Asset Value	Total Fair Value at September 30, 2021

Investments in Investment Funds	$—	$—	$—	$59,551,057	$59,551,057

Investments in Securities	$592,358	$—	$1,352,402	$—	$1,944,760

The Company’s investments in Investment Funds for which fair value is measured using NAV per share as a practical expedient, in the amount of $59,551,057 have not been categorized in the fair value

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

hierarchy. This amount includes $10,637,447 held by the Sub-Fund. The Company also has investments in securities in the amount of $1,944,760.

The following table details purchases, sales and in-kind transfer of the investments in which significant unobservable inputs (Level 3) were used in determining value:

	Fair Value Measurements Using Level 3 Inputs

	Convertible Note	Private Equity	Total Investments

Sales	$-	$-	$-
Purchases	$1,040,000	$312,402	$1,352,402

The following table summarizes the valuation methodology and significant unobservable inputs used to estimate the fair value of Level 3 investments as of September 30, 2021.

Type of Level 3 Investment	Fair Value as of September 30, 2021	Valuation Methodology	Unobservable Input	Inputs

Investments in Securities
Convertible Note	$1,040,000	Fair Value	Transaction Price	N/A
Private Equity	$312,402	Fair Value	Transaction Price	N/A

There were no transfers in or out between any levels during the period.

The following is a summary of the investment strategies, their liquidity and redemption notice periods and any restrictions on the liquidity provisions of the investments in Investment Funds held by the Company as of September 30, 2021 and measured at fair value using the NAV per share practical expedient. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would be considered in fair value measurement and disclosure.

Directional Equity funds take long and short stock positions. The manager may attempt to profit from both long and short stock positions independently, or profit from the relative outperformance of long positions against short positions. The stock picking and portfolio construction process is usually based on bottom-up fundamental stock analysis, but may also include top-down macro-based views, market trends and sentiment factors. Directional equity managers may specialize by region (e.g., global, U.S., Europe or Japan) or by sector. No assurance can be given that the managers will be able to correctly locate profitable trading opportunities, and such opportunities may be adversely affected by unforeseen events. In addition, short selling creates the risk of loss if the security that has been sold short appreciates in value. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to a 45 to 90 day notice period. An Investment Fund in this strategy, representing approximately 3 percent of the Investment Funds in this strategy is an illiquid or side pocket investment with a suspended redemption. Approximately 13 percent of the Investment Funds in this strategy are subject to hard lock provisions to be lifted after 12 months. Approximately 38 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

12 months. The remaining approximately 46 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Directional Macro strategies require well developed risk management procedures due to the frequent employment of leverage. Investment managers may trade futures, options on future contracts and foreign exchange contracts and may trade in diversified markets or focus on one market sector. Two types of strategies employed by directional macro managers are discretionary and systematic trading. Discretionary trading strategies seek to dynamically allocate capital to relatively short-term trading opportunities around the world. Directional strategies (seeking to participate in rising and declining markets when the trend appears strong and justified by fundamentals) and relative value approaches (establishing long positions in undervalued instruments and short positions in related instruments believed to be over valued) or in “spread” positions in an attempt to capture changes in the relationships between instruments. Systematic trading strategies generally rely on computerized trading systems or models to identify and capitalize on trends in financial and commodity markets. This systematic approach allows investment managers to seek to take advantage of price patterns in very large number of markets. The trading models may be focused on technical or fundamental factors or combination of factors. Also included in the Directional Macro strategy is the Company’s exposure to digital assets, including its passively-managed exposure in bitcoin. Digital assets (also known as “virtual currencies,” “cryptocurrencies,” “coins” or “tokens” or similar terms) are assets that are issued and/or transferred using technological innovations such as distributed ledger or blockchain technology and include, but are not limited to, bitcoin. The Investment Funds in this strategy have weekly and monthly liquidity, subject to a 1 to 30 day notice period.

Event Driven strategies involve investing in opportunities created by significant transactional events such as spin-offs, mergers and acquisitions, bankruptcies, recapitalizations and share buybacks. Event driven strategies include “merger arbitrage” and “distressed securities”. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to 60 - 90 day notice period. Investment Funds in this strategy, representing approximately 18 percent of the Investment Funds in this strategy are illiquid or side pocket investments with suspended redemptions. Approximately 4 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. The remaining approximately 78 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

Relative Value strategies seek to take advantage of specific pricing anomalies, while also seeking to maintain minimal exposure to systematic market risk. This may be achieved by purchasing one security previously believed to be undervalued, while selling short another security perceived to be overvalued. Relative value arbitrage strategies include equity market neutral, statistical arbitrage, convertible arbitrage, and fixed income arbitrage. Some investment managers classified as multi-strategy relative value arbitrage use a combination of these substrategies. Generally, the Investment Funds within this strategy have quarterly liquidity, subject to a 30 to 90 day notice period. Approximately 69 percent of the Investment Funds in this strategy have gated redemptions, which are estimated to be lifted after 12 months. The remaining approximately 31 percent of the Investment Funds in this strategy can be redeemed with no restrictions as of the measurement date.

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

The Company follows the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly changed and identifying transactions that are not orderly. Accordingly, if the Company determines that either the volume and/or level of activity for an asset or liability has significantly changed (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances.

The guidance also provides a list of factors to determine whether there has been a significant change in relation to normal market activity. Regardless of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

The Company had no unfunded commitments to Investment Funds as of September 30, 2021.

4.	Management Fee, Administrative Fee, Related Party Transactions and Other

The Adviser provides investment management services to the Company. The Adviser acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In consideration for such services, the Company pays the Adviser a monthly management fee of 0.071% (0.85% annually) based on end of month Shareholders’ capital.

Hastings Capital Group, LLC (“Hastings”), an affiliate of the Adviser, has been appointed to serve as the Company’s principal underwriter (the “Principal Underwriter”) with authority to sell Shares directly and to appoint placement agents to assist the Principal Underwriter in selling Shares. Underwriting fees in the amount of $8,000 are accrued on a monthly basis. Total amounts expensed related to underwriting fees by the Company for the period ended September 30, 2021 were $48,000 included on the Consolidated Statement of Operations of which $8,000 remains payable and is included in accounts payable and other accrued expenses on the Consolidated Statement of Assets and Liabilities. Placement agents may be retained by the Company to assist in the placement of the Company’s Shares. The Adviser or its affiliates, including the Principal Underwriter, may pay from their own resources compensation to the placement agents in connection with placement of Shares or servicing of investors. As to each investor referred by a placement agent to date, such additional compensation will be in the range of 0.1% to 0.2% of the value of the Shares held by the investor per annum.

The Adviser and BNY Mellon Investment Servicing (US) Inc. (“BNYM”) have separate agreements with the Company and act as co-administrators to the Company. BNYM provides certain accounting, recordkeeping, tax and investor related services and charges fees for their services based on a rate applied to the average Shareholders’ capital and are charged directly to the Company. Total amount expensed relating to administration services provided by BNYM for the year ended September 30, 2021 was $65,309 and are included in administration fees on the Consolidated Statement of

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

Operations of which $10,869 remains payable and is included in accounts payable and other accrued expenses on the Consolidated Statement of Assets and Liabilities.

The Adviser provides a variety of administrative and shareholder services under an administrative services agreement with the Company. The Adviser is paid an annual fee, payable monthly and, as of April 1, 2020, calculated at 0.10% of the Company’s monthly net assets. Total amount expensed relating to administrative services provided by the Adviser for the period ended September 30, 2021 was $36,158 and are included in administration fees on the Consolidated Statement of Operations of which none remains payable.

Certain Directors of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge Multi-Adviser Hedge Fund Portfolios LLC.

Each Director who is not an “interested person” of the Company, as defined by the 1940 Act, receives, for his service as Director of the Company and SkyBridge Multi-Adviser Hedge Fund Portfolios LLC, an annual retainer effective July 1, 2018, of $90,000, a fee per telephonic meeting of the Board of Directors of $500 and a fee per in person meeting of the Board of Directors of $1,000 plus reasonable out of pocket expenses. The Chair of the Audit Committee will receive a $10,000 per year supplemental retainer. Directors will be reimbursed by the Company for their travel expenses related to Board meetings. A portion of such fees and costs will be allocated to each fund according to its relative net assets and a portion will be split equally between each fund. Additional information about the directors may be found in the Company’s prospectus.

Total amounts expensed related to Directors by the Company for the period ended September 30, 2021 were $21,250, of which $10,700 remains payable.

The Bank of New York Mellon serves as custodian of the Company’s assets and provides custodial services for the Company. Fees payable to the custodian and reimbursement for certain expenses are paid by the Company. Total amounts expensed related to custodian fees by the Company for the period ended September 30, 2021 were $5,485 of which $929 remains payable and is included in accounts payable and other accrued expenses on the Consolidated Statement of Assets and Liabilities.

The Company has elected to, and intends to meet the requirements necessary to, qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. As such, the Company must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements imposed by Subchapter M. To facilitate compliance with certain asset diversification requirements, the Company retains an independent third-party service provider. The primary roles of the third-party service provider are to collect and aggregate information with respect to the Investment Funds’ holdings and to test the Company’s compliance with certain asset diversification requirements each quarter. Total amount expensed relating to these services for the period ended September 30, 2021 was $27,118 and is included in risk monitoring fees on the Consolidated Statement of Operations of which $4,653 remains payable and is included in as accounts payable and other accrued expenses on the Consolidated Statement of Assets and Liabilities.

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

5.	Securities Transactions

The following table lists the aggregate purchases and proceeds from sales of Investment Funds and securities for the period ended September 30, 2021, gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation as of September 30, 2021.

Cost of purchases*	$21,077,739

Proceeds from sales*	$27,184,082

Gross unrealized appreciation	$12,286,085
Gross unrealized depreciation	(1,247,336)

Net unrealized appreciation	$11,038,749

*

Cost of purchases and proceeds from sales include non-cash transfers of $2,157,356 for the period ended September 30, 2021, representing transfers between share classes within the same Investment Fund, onshore and offshore Investment Funds under the same manager, and Investment Funds under the same manager.

$414,297 of the non-cash transfers was recorded as a redemption receivable at March 31, 2021.

6.	Loan Payable

Line of Credit

On June 25, 2021, the Company renewed an uncommitted line of credit (the “Line of Credit”) with an unaffiliated bank, expiring on June 27, 2022. Subject to the terms of the Line of Credit Agreement, the Company may borrow up to $10,000,000 (the “Maximum Amount”). The Company pays interest on the unpaid principal balance at a rate per annum for each day equal to the sum of (a) two percent (2%) per annum, plus (b) the higher of (i) the Federal Funds Effective Rate in respect of such day, and (ii) to the extent reasonably ascertainable by the bank, the secured overnight financing rate in respect of such day, but in any case not in excess of the maximum rate permitted by law. In addition, the Company will pay to the lender an administration fee in an amount equal to $20,000 per annum, payable quarterly in arrears commencing June 27, 2019, and on the termination of the agreement. The administration fee for the period ended September 30, 2021 was $10,000 and is included in miscellaneous expenses on the Consolidated Statement of Operations of which $5,000 remains payable and is included in accounts payable and other accrued expenses on the Consolidated Statement of Assets and Liabilities.

For the period ended September 30, 2021, the Company’s average interest rate paid on the Line of Credit was 1.06% per annum and the average loan outstanding was $2,812,500 during the periods whereby the Company had a loan outstanding. The Company had an outstanding amount of $2,100,000 under the Line of Credit at September 30, 2021. Interest expense for the period ended September 30, 2021 was $16,286 of which $1,924 remains payable.

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

7.	Contributions, Redemptions, and Allocation of Income

The Company is authorized to issue an unlimited number of Shares, all at $0.00001 par value per Share. Such par value is included in paid-in capital in the Consolidated Statement of Assets and Liabilities. Generally, initial and additional subscriptions for Shares may be accepted as of the first day of each month. The Adviser has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for Shares in the Company. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase Shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. The Adviser expects that it typically will recommend to the Board of Directors that the Company offer to repurchase 5% to 25% of total outstanding Shares from Shareholders semi-annually, on each March 31 and September 30 (or, if any such date is not a business day, on the immediately preceding business day).

Transactions in Shares were as follows for the period ended September 30, 2021 and year ended March 31, 2021:

	September 30, 2021	March 31, 2021
Shares outstanding, beginning of period	66,930.417	125,801.094
Shares purchased	–	2,862.010
Shares issued for reinvestment of distributions	–	–
Shares redeemed	(6,914.077)	(61,732.687)
Shares outstanding, end of period	60,016.340	66,930.417

8.	Risk Factors

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Company’s risk of loss in these Investment Funds is limited to the value of its investment in the respective Investment Funds.

The Company is subject to various risks including market risk, liquidity risk, and other risks related to its investment in Investment Funds holding digital assets. Investing in digital assets is currently unregulated, highly speculative, and volatile. Digital asset prices may be volatile and are subject to influence by many factors including the levels of liquidity. Extreme volatility, including significant declines in the trading prices of bitcoin, could have a material adverse effect on the value of the Company. In addition, the regulatory landscape for digital assets is undefined and rapidly developing. Regulation of digital assets can vary significantly among non-U.S. or U.S. federal, state and local jurisdictions and is subject to significant uncertainty. Federal, state or foreign governments may restrict the use and exchange of digital assets at any time, and changes in the market or regulatory landscape could limit the ability of Investment Funds to pursue investment strategies in digital assets, or cause digital assets to lose significant, or all, of their value. Further, Investment

SkyBridge G II Fund, LLC

Notes to Consolidated Financial Statements (continued)

September 30, 2021 (Unaudited)

Funds with exposure to digital assets or technologies may operate in highly regulated industries, resulting in higher regulatory scrutiny and risk of regulatory action.

Since the start of January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the outbreak and spread of coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in a continued adverse impact on economic and market conditions and triggered a period of global economic slowdown. The extent to which COVID-19 impacts the Company’s results will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of COVID-19 and the actions taken to contain it or treat its impact. The financial impact, if any, on the Company and its investments is uncertain at this time.

9.  Income Taxes

As of September 30, 2021, the cost and composition of unrealized appreciation and depreciation on investments for federal income tax purposes is as follows:

Federal tax cost	$62,087,375

Gross unrealized appreciation	$11,971,656
Gross unrealized depreciation	(12,563,213)

Net unrealized depreciation	$(591,557)

The tax basis of distributable earnings as of March 31, 2021, the Company’s last fiscal year end, shown below represent future distribution requirements the Company must satisfy under the income tax regulations and losses the Company may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$-
Undistributed net capital gains/(capital loss carryforward)	(15,840,572)
Qualified late year loss deferrals	-
Accumulated net unrealized appreciation on investments	12,484,315

Distributable earnings (loss)	$(3,356,257)

10.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Company through the date the consolidated financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the consolidated financial statements.

SkyBridge G II Fund, LLC

FUND MANAGEMENT

(Information Unaudited)

The Company’s officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company under the supervision of the Board of Directors. Two of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser or its subsidiaries. The other Directors are not affiliated with the Adviser or its subsidiaries and are not “interested persons” as defined under Section 2(a)(19) of the 1940 Act (the “Independent Directors”). A list of the current Directors and officers of the Company and a brief statement of their present positions, principal occupations and directorships during the past five years are set out below. Additional information about the Company’s Directors is available in the Company’s prospectus. To the fullest extent allowed by applicable law, including the 1940 Act, the LLC Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser, including SkyBridge Multi-Adviser Hedge Fund Portfolios LLC. (The Company and such other investment companies, if also registered under the 1940 Act, are referred to collectively in this section of the prospectus as the “Fund Complex”.) The address for each Director and officer in his or her capacity as such is 527 Madison Avenue, 4th Floor, New York, New York 10022.

SkyBridge G II Fund, LLC

INDEPENDENT DIRECTORS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

R. Stephen Hale (born 1951)	Director	December 2018 to present	Retired since 2017; prior thereto, Senior Hedge Fund Relationship Manager in Europe for BNP Paribas.	Two	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

James G. Jackson** (born 1964)	Director	August 2021 to present	Chief Financial Officer at Saviynt, Inc. (August 2021- present); Former Chief Financial Officer at Tanium, Inc. (February- November 2020); prior thereto, Executive Vice President and Chief Financial Officer at Breitburn Management Company (2006- 2018).	Two	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Steven Krull (born 1957)	Director	July 2011 to present	Professor Emeritus of Finance at Hofstra University; Business Consultant; Consultant at McGraw Hill Financial.	Two	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

*

Each Director serves until his or her successor is duly elected and qualifies, or until his or her death, resignation, retirement or removal as provided by the Company’s limited liability company agreement or statute. A Director shall retire from the Board at the meeting next succeeding his or her 75th birthday.

**	Mr. Jackson was appointed to the Board of Directors on August 16, 2021. Molly A. Hall resigned from the Board of Directors on August 16, 2021.

SkyBridge G II Fund, LLC

INTERESTED DIRECTORS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR

Raymond Nolte (born 1961)	President and Director (Chair)	July 2011 to present	Chief Investment Officer, SkyBridge (2010-present); CEO, Citigroup Alternative Investments Fund of Hedge Funds Group (2005-2010); President, Director and Portfolio Manager of SkyBridge Multi-Adviser Hedge Fund Portfolios LLC since 2005.	Two	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

Brett S. Messing (born 1964)	Director	October 2019 to present	President (since 2018), Partner and Chief Operating Officer (since 2019) at SkyBridge; Senior Advisor at Export — Import Bank of the United States (2017).	Two	SkyBridge Multi-Adviser Hedge Fund Portfolios LLC

*

Each Director serves until his or her successor is duly elected and qualifies, or until his or her death, resignation, retirement or removal as provided by the Company’s limited liability company agreement or statute. A Director shall retire from the Board at the meeting next succeeding his or her 75th birthday.

SkyBridge G II Fund, LLC

OFFICERS

(Information Unaudited)

NAME AND AGE	POSITION(S) HELD WITH THE COMPANY	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

Raymond Nolte (born 1961)	President and Director	July 2011 to present	See table for “Interested Directors” above.

Christopher Hutt (born 1970)	Vice President	July 2011 to present	Vice President, SkyBridge GII Fund, LLC (July 2011-present); Vice President, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Partner, SkyBridge Capital (January 2015-present)

A. Marie Noble (born 1972)	Chief Compliance Officer	July 2011 to present	Chief Compliance Officer, SkyBridge GII Fund, LLC (July 2011-present); Chief Compliance Officer, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2010 to present); General Counsel and Chief Compliance Officer, SkyBridge Capital (2010-present)

Robert J. Phillips (born 1962)	Treasurer and Principal Financial Officer	July 2011 to present	Treasurer and Principal Financial Officer SkyBridge GII Fund, LLC (July 2011-present); Treasurer and Principal Financial Officer, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2010-present); Partner and Chief Financial Officer, SkyBridge Capital (2007-present)

Brahm Pillai (born 1979)	Secretary	July 2011 to present	SkyBridge GII Fund, LLC (July 2011-present); Secretary, SkyBridge Multi-Adviser Hedge Fund Portfolios LLC (2009-present); Director, SkyBridge Capital (January 2015-present)

*	Each officer holds office until his or her successor is duly elected and qualifies, or until his or her death, resignation, retirement or removal by the Board.

SkyBridge G II Fund, LLC

ADDITIONAL INFORMATION

(Information Unaudited)

PROXY VOTING

A description of the Company’s Proxy Voting Policies and Procedures and the Company’s portfolio securities voting record for the period July 1, 2020 through June 30, 2021 is available on the Securities and Exchange Commission’s (“SEC”) web site at www.sec.gov. These are found on the site under “Filings - Search for Company Filings” and then “Company or fund name”.

FILING OF QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS (“FORM NPORT-EX”)

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. The Company’s Form NPORT-EX is available on the SEC’s web site at www.sec.gov (by conducting a “Search for Company Filings”) and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC website without charge may be obtained by calling (800) SEC-0330.

SkyBridge G II Fund, LLC

INVESTMENT ADVISORY AGREEMENT

(UNAUDITED)

Board Consideration and Approval of Advisory Agreement

On June 25, 2021, the Board of Directors (the “Board”) and the Directors who are not interested persons (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Directors”) of SkyBridge G II Fund LLC (the “Fund”) unanimously approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between SkyBridge Capital II, LLC, the Fund’s investment adviser (“SkyBridge” or the “Adviser”), and the Fund. As detailed below, the Board met to review and discuss, among themselves and with the management team of the Adviser, materials provided by the Adviser and others before determining to approve the continuation of the Advisory Agreement.

In connection with its deliberations regarding the continuation of the Advisory Agreement, the Board evaluated materials requested from the Adviser regarding the Fund and the Advisory Agreement. After reviewing the information provided by the Adviser, the Independent Directors requested supplemental information, and the Adviser provided materials in response. The Board discussed these materials with representatives of the Adviser at a Board meeting held on June 25, 2021. In addition, the Board and its various committees consider matters bearing on the Advisory

Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Fund and the Adviser. The Board also consulted with Fund counsel and the Independent Directors’ independent legal counsel, who advised on various matters with respect to the Board’s considerations and otherwise assisted the Board in its deliberations. On June 25, 2021, the Board, including the Independent Directors unanimously approved the continuation of the Advisory Agreement for the Fund.

The Board considered all information that they, their legal counsel or the Adviser believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Board included, among other things, the following:

•

Information on the investment performance of the Fund relative to the performance of a group of funds determined to be comparable to the Fund by the Adviser, as well as performance relative to benchmarks;

•

Information on the Fund’s management fees and total expenses, including information regarding the fees and expenses of a group of comparable funds, as determined by an independent third-party data provider, Broadridge, as well as peers identified by the Adviser;

•

The Adviser’s agreement to voluntarily limit ordinary expenses for the Fund so that ordinary expenses (which include the advisory fee, but exclude any underlying fund fees and expenses, interest, brokerage commissions and extraordinary expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;

•	The terms and conditions of the Advisory Agreement;

SkyBridge G II Fund, LLC

•

The current and proposed terms and conditions of other agreements and arrangements with the Adviser and its affiliates relating to the operations of the Fund, including agreements with respect to the provision of administration services to the Fund by the Adviser and the provision of distribution, transfer agency and shareholder services to the Fund by affiliates of the Adviser;

•	Descriptions of various functions performed by the Adviser under the Advisory Agreement, including portfolio management and portfolio trading practices;

•	Information regarding the management fees of similarly-managed portfolios of other clients of the Adviser, including institutional accounts and other funds;

•	Information regarding the reputation, regulatory history and resources of the Adviser, including information regarding senior management, portfolio managers and other personnel;

•

Information regarding the capabilities of the Adviser with respect to compliance monitoring services, including an assessment of the Adviser’s compliance system by the Fund’s Chief Compliance Officer; and

•	The profitability to the Adviser and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided by SkyBridge

The Board considered the nature, extent and quality of services provided to the Fund by the Adviser under the Advisory Agreement and under the separate administration agreement with the Fund, and the resources dedicated to the Fund by SkyBridge and its affiliates. The Board considered, among other things, the Adviser’s ability to attract, motivate and retain highly qualified portfolio management, compliance and administrative team members, and noted the background and experience of these individuals. The Board noted that SkyBridge referred to the long-term continuity of its key personnel and continued ability to recruit highly qualified employees as important to its ability to continue to provide services at historical levels.

The Board also considered the professional experience and qualifications of the senior personnel of the Adviser, which included consideration of the Adviser’s experience with similarly-structured funds. The Board noted that the Adviser provides the Fund with investment research, advice and supervision and continuously furnishes an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s prospectus. The Board considered the compliance programs of, and the compliance-related resources provided to the Fund by the Adviser and its affiliates and the resources dedicated by the Adviser and its affiliates to risk management, and considered the Adviser’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund supported the approval of the continuation of the Advisory Agreement.

SkyBridge G II Fund, LLC

Investment Performance of the Fund and SkyBridge

The Board reviewed the investment performance of the Fund over various time periods on both an absolute and a relative basis. Performance was reviewed against the performance of peer funds identified by the Adviser that are sold in the same distribution channels as the Fund. The Board noted that the Fund initially underperformed its peers during the market drawdown in March 2020 at the outset of the widespread transmission of COVID-19 in the United States and then outperformed its peers during the latter parts of the fiscal year ended March 31, 2021. The Board concluded that the Fund’s recent and longer term performance was sufficient, in light of other considerations, to warrant continuation of the Advisory Agreement. Those other considerations included, among others, that the Fund’s performance, although lagging at the onset of COVID, had been strong since that time through March 31, 2021. The Board also noted that the Adviser had taken steps designed to help improve the Fund’s investment performance, including, but not limited to, decreasing exposure to certain structured credit managers, increasing exposure to digital assets, and increasing the diversity of the investment strategies to which the Fund is exposed through its investments in underlying hedge funds.

The Board also considered the Adviser’s performance and reputation generally, the Adviser’s historical responsiveness to Board concerns about performance, and the Adviser’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of its overall conclusions, that the performance of the Fund and the Adviser was sufficient, in light of other considerations, to support the continuation of the Advisory Agreement.

Management Fees and Other Expenses and the Costs of Services Provided and Profits Realized by SkyBridge from the Relationship with the Fund

The Board considered the management fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. SkyBridge’s management fees were considered in light of various data points, including peer fee and total expense information provided by SkyBridge and Broadridge, and fees for other SkyBridge products.    In assessing the reasonableness of the fees under the Advisory Agreement, the Board considered, among other information, the Fund’s total expense ratio as a percentage of average monthly net assets as well as the overall effects of the various fees paid by the Fund to its service providers. The Board discussed the separate fees payable to SkyBridge for administrative services and noted that these fees – although not being paid for advisory services – nonetheless represent an additional source of revenue to SkyBridge and its affiliates from the Fund. The Board also considered the voluntary fee waiver that SkyBridge provides to the Fund, including the fact that the administration fee payable to SkyBridge by the Fund has been entirely waived since inception.

The Board also considered information about the management fees charged by the Adviser to private funds. In considering these fees, the Board took into account, among other things, the Adviser’s representations about the differences between managing registered closed-end funds as compared to private funds, including differences in the services provided, differences in the risk profile of such business for the Adviser and the additional resources required to manage registered funds effectively. In evaluating the Fund’s management fees, the Board also took into account the demands, complexity and quality of the investment management of the Fund, including the diligence and monitoring of managers to the underlying hedge funds in which the Fund invests.

SkyBridge G II Fund, LLC

The Board considered the compensation directly or indirectly received by the Adviser and its affiliates in connection with their relationships with the Fund, including SkyBridge’s financial condition and profitability. The Board also took note of the costs the Adviser and its affiliates incur in connection with the services provided and the profitability to the Adviser and its affiliates from their relationships with the Fund. The Board received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities. The Adviser described the historic structure of the distribution model for the Fund.

The Board considered a detailed description provided by management of the methodology and inputs used to estimate the Adviser’s profitability in 2020. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of strategies managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.

After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, including the costs of services provided and the profitability to the Adviser and its affiliates from their relationships with the Fund, warranted the continuation of the Advisory Agreements.

Economies of Scale

The Board considered the potential existence of economies of scale in the provision by the Adviser of services to the Fund and to the Adviser’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund, such as through fee breakpoints, expense limitation arrangements or additional investments by the Adviser in portfolio management, compliance, technology, administration and other resources.

In considering these matters, the Board also considered the costs of the services provided and the profitability to the Adviser and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Adviser

The Board received and considered information regarding “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Fund, such as the engagement of the Adviser and its affiliates to provide distribution and administrative services to the Fund. The Board also considered the administrative services fees paid to the Adviser by the Fund and the effects of the fee waiver currently in place. The Board was advised that the Adviser may obtain greater exposure to the public as a result of managing the Fund, which could lead to additional business opportunities, such as unregistered fund investments or separately managed account opportunities. The Adviser may also obtain economic benefit from its management of both the Fund and other funds or accounts with respect to the potential economic leverage of its service provider relationships. The Board recognized that the Adviser’s profitability would be somewhat lower without these benefits.

SkyBridge G II Fund, LLC

Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Advisory Agreement. In its deliberations, the Directors did not identify any particular information that was all-important or controlling, and individual Directors may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Directors, voting separately, unanimously approved the continuation of the Advisory Agreement.

Subsequent Continuation

At a meeting on September 24, 2021, the Board and the Independent Directors again unanimously approved the continuation of the Advisory Agreement in order to move the Board’s annual consideration of the Advisory Agreement to its September meetings in future years. In connection with its approval of the continuation of the Advisory Agreement, the Board met to review and discuss, among themselves and with the management team of the Adviser, materials provided by the Adviser before determining to approve the continuation of the Advisory Agreement.

In connection with its deliberations regarding the continuation of the Advisory Agreement, the Board considered all information that they, their legal counsel or the Adviser believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The Board evaluated all the materials provided to the Board in connection with its June 25, 2021 meeting, including the materials requested from the Adviser and the supplemental information provided by the Adviser in response to the Independent Directors’ follow-up requests. The Adviser confirmed that the materials remained accurate, except as specifically highlighted for the Board. The Adviser provided updated information regarding the performance of the Fund, the fees and expenses of the Fund’s peers, and the Adviser and its personnel. The Board discussed these materials with representatives of the Adviser at the Board meeting held on September 24, 2021. In addition, the Board noted that the Board and its various committees consider matters bearing on the Advisory Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Fund and the Adviser. The Board also consulted with Fund counsel and the Independent Directors’ independent legal counsel, who advised on various matters with respect to the Board’s considerations and otherwise assisted the Board in its deliberations.

In considering the continuation of the Advisory Agreement on September 24, 2021, the Board considered the same factors as noted above, including (i) the extent to which any economies of scale were expected to be shared with the Fund, (ii) “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationships with the Fund, (iii) the management fee rates and expenses of the Fund, including the costs of services provided and the profitability to the Adviser and its affiliates from their relationships with the Fund, (iv) the Adviser’s performance, and (v) the nature, extent and quality of the services provided to the Fund. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that these factors supported the re-approval of the continuation of the Advisory Agreement. In its deliberations, the Directors did not identify any particular information that was all-important or controlling, and individual Directors may have attributed different weights to the

SkyBridge G II Fund, LLC

various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Directors unanimously approved the continuation of the Advisory Agreement.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Provide the disclosure as required by SEC Release 33-8458 regarding the Portfolio Manager(s) of the registrant.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

Raymond Nolte and Brett Messing are currently the portfolio managers of the registrant’s portfolio and as such have primary responsibilities for the day-to-day management of the Company. In that capacity they receive significant input and support from a team of analysts also employed by the Adviser. Mr. Nolte’s and Mr. Messing’s professional background is described in the table below.

Name and Age	Position(s) held with Company	Term of Office* and Length of Time Served	Principal Occupation(s) during the past 5 Years
Brett Messing (born 1964)	Portfolio Manager, Director	Portfolio Manager: July 2021 to present Director: October 2019 to present	President (since 2018), Partner and Chief Operating Officer (since 2019), SkyBridge Capital II, LLC; Senior Advisor at Export — Import Bank of the United States (2017)
Raymond Nolte (born 1961)	Portfolio Manager, Director, President	September 2005 to present	CIO, SkyBridge Capital II, LLC (July 2010 to present)

*	Each officer holds office until his or her successor is duly elected and qualifies, or until his or her death, resignation, retirement or removal by the Board.

(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member – As of March 31, 2021

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Raymond Nolte/ Brett Messing	Registered Investment Companies:	2	$2.87 billion	0	$0
Raymond Nolte/ Brett Messing	Other Pooled Investment Vehicles:	10	$632 million	3	$501 million
Raymond Nolte/ Brett Messing	Other Accounts:	6	$207 million	0	$0

Potential Conflicts of Interests

As shown in the table above, Mr. Nolte and Mr. Messing are responsible for managing other accounts (“Other Accounts”) in addition to the Fund. In certain instances, conflicts may arise in his management of the Fund and such other Accounts.

One situation where a conflict may arise between the Fund and an Other Account is in the allocation of investment opportunities among the Fund and the Other Account. For example, the Adviser may determine that there is an opportunity that is suitable for the Fund as well as for Other Accounts of the Adviser, which have a similar investment objective. As a related matter, a particular Investment Fund interest or other security may be bought for one or more clients when one or more other clients are selling that same security, which may adversely affect the Fund. The Company and the Adviser have adopted policies and procedures regarding the allocation of investment opportunities, which generally require that investment opportunities be allocated among the Fund and Other Accounts in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

Mr. Nolte’s and Mr. Messing’s management of the Fund and Other Accounts may result in his devoting a disproportionate amount of time and attention to the management of a particular account as against another. This particularly may be the case when accounts have different objectives, benchmarks, time horizons, asset levels and fees.

The management of personal accounts by Mr. Nolte and Mr. Messing may give rise to potential conflicts of interest. While the Adviser’s code of ethics will impose limits on the ability of Mr. Nolte and Mr. Messing to trade for his personal account, there is no assurance that the Adviser’s code of ethics will eliminate such conflicts.

Other than the conflicts described above, the Company is not aware of any material conflicts that may arise in connection with the Adviser’s management of the Fund’s investments and such Other Accounts.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members – As of March 31, 2021

Each of Mr. Nolte’s and Mr. Messing’s compensation is a combination of salary and discretionary bonus, including deferred compensation. The value of the discretionary bonus is affected by the financial results and profitability of SkyBridge as a whole. The discretionary bonus is not linked to the performance of any specific benchmark or that of any SkyBridge investment fund or account; nor are specific asset size targets considered. Each of Mr. Nolte and Mr. Messing has a minority equity stake in the Adviser.

(a)(4) Disclosure of Securities Ownership – As of March 31, 2021

For the most recently completed fiscal year please provide beneficial ownership of shares of the registrant by each Portfolio Manager or Management Team Member. Please note that this information will only be provided in a dollar range of each individual’s holdings in each investment portfolio ($1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000).

“Beneficial ownership” should be determined in accordance with rule 16a-1(a)(2) under the Exchange Act (17 CFR 240.16a-1(a)(2)).

Name of Portfolio Manager or Team Member	Dollar ($) Range of Fund Shares Beneficially Owned

Raymond Nolte	None
Brett Messing	None

(b)	Brett Messing became a portfolio manager of the Fund in July 2021. Please see the response to (a) for details.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SkyBridge G II Fund, LLC

By (Signature and Title)* /s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date 11/30/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Raymond Nolte
Raymond Nolte, President
(principal executive officer)

Date 11/30/2021

By (Signature and Title)* /s/ Robert Phillips
Robert Phillips, Treasurer and Principal Financial Officer
(principal financial officer)

Date 11/30/2021

* Print the name and title of each signing officer under his or her signature.